Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net result	€ (2,692)	€ (7,977)	€ (10,350)	€ (16,832)
Adjustments for:
Depreciation	711	594	1,402	1,143
Share-based compensation	628	765	1,364	1,860
Financial income and expenses	(513)	(470)	(1,001)	74
Results related to financial liabilities measured at fair value through profit or loss	(195)	(221)	(127)	(891)
Results on derecognition of financial liabilities		(101)		(509)
Income tax expenses	(200)		(197)
Changes in working capital	(4,614)	(3,622)	(13,838)	48,668
Cash (used in)/generated from operations	(6,875)	(11,032)	(22,747)	33,513
Corporate income tax received/(paid)	199		196
Interest received	610	685	1,542	865
Interest paid	(190)		(379)
Net cash (used in)/generated from operating activities	(6,256)	(10,347)	(21,388)	34,378
Cash flow from investing activities
Increase in financial asset - current			(17,000)
Purchases of property, plant and equipment	(267)	(294)	(999)	(430)
Sales of property, plant and equipment				47
Net cash used in investing activities	(267)	(294)	(17,999)	(383)
Cash flow from financing activities
Proceeds from exercise of share options	12	4	174	4
Repayment of lease liability	(294)	(647)	(875)	(906)
Net cash used in financing activities	(282)	(643)	(701)	(902)
Net (decrease)/increase in cash and cash equivalents	(6,805)	(11,284)	(40,088)	33,093
Currency effect cash and cash equivalents	62	860	133	694
Cash and cash equivalents, at beginning of the period	85,713	138,986	118,925	94,775
Cash and cash equivalents at the end of the period	€ 78,970	€ 128,562	€ 78,970	€ 128,562